Consolidated Statement of Cash Flows - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations	$ (74)	$ 94,039
Adjustments to reconcile net increase in net assets resulting from operations:
Net realized gains on investments and foreign currency transactions	(54)	(6,255)
Net unrealized (gains) losses on investments and foreign currency transactions	311	(19,297)
Net accretion of investments	(10)	(4,319)
PIK interest		(2,158)
PIK dividends		(277)
Amortization of debt issuance costs	40	1,841
Purchases of investments	(30,133)	(3,092,622)
Proceeds from repayments or sales of investments	1,591	754,845
Changes in operating assets and liabilities:
Interest receivable	(139)	(15,552)
Other assets	(140)	(14,668)
Base management fee payable		1,851
Income based fee payable		4,606
Capital gains incentive fee payable		3,162
Interest and facility fees payable		1,656
Accounts payable and other liabilities		5,081
Net cash used in operating activities	(28,608)	(2,288,067)
FINANCING ACTIVITIES:
Borrowings on debt		1,535,449
Repayments of debt		(825,100)
Debt issuance costs	(6,147)	(10,851)
Net proceeds from issuance of common shares	148,147	1,563,647
Repurchased shares, net of early repurchase deduction		(78)
Distributions to shareholders		(30,445)
Net cash provided by financing activities	142,000	2,232,622
CHANGE IN CASH AND CASH EQUIVALENTS	113,392	(55,445)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	25	113,417
CASH AND CASH EQUIVALENTS, END OF PERIOD	$ 113,417	57,972
Supplemental Information:
Interest paid during the period		21,609
Distribution declared and payable during the period		$ 53,166